Recoverable taxes, fees and contributions	12 Months Ended
Dec. 31, 2025
Recoverable Taxes Fees And Contributions
Recoverable taxes, fees and contributions

9.	Recoverable taxes, fees and contributions

	2025	2024

Recoverable taxes, fees and contributions	2,050,592	1,853,456

ICMS(i)	1,255,059	1,235,119
PIS/COFINS(ii)	556,036	330,019
IRRF (Withholding income tax) on interest earning bank deposits	30,019	93,008
Recoverable ISS (iii)	109,314	109,314
Other	100,164	85,996

Current portion	(1,138,888)	(946,103)
Non-current portion	911,704	907,353

(i)	The amounts of recoverable ICMS (state VAT) are mainly comprised by:

(a)	credits on the acquisition of property, plant and equipment directly related to the provision of telecommunication services (credits divided over 48 months).

(b)	ICMS amounts paid under the tax substitution regime from goods acquired for resale, mainly mobile handsets, chips, tablets and modems sold by TIM.

(ii)	The current balance is mostly composed of credits arising from the non-cumulative taxation regime.

(iii)	The recoverable ISS comes from overpayment. The Company has submitted an administrative refund, in accordance with current legislation.